Intangible Assets	12 Months Ended
Feb. 28, 2022
Disclosure of intangible assets [text block] [Abstract]
INTANGIBLE ASSETS

7. INTANGIBLE ASSETS

Figures in Rand thousands	Product development costs	Computer software	Trade name	Customer relationship	Total

At February 28, 2022
Cost	123,036	24,680	782	6,385	154,883
Accumulated amortization	(63,299)	(13,359)	(130)	(1,064)	(77,852)
Carrying value	59,737	11,321	652	5,321	77,031

At February 28, 2021
Cost	83,566	15,546	–	–	99,112
Accumulated amortization	(29,922)	(9,851)	–	–	(39,773)
Carrying value	53,644	5,695	–	–	59,339

Staff costs of ZAR 40.8 million (2021: ZAR 41.0 million) have been capitalized to product development costs with regard to the development of new generation telematics hardware and platform software which was deployed in the current financial year.

Reconciliation of the carrying value of intangible assets

Figures in Rand thousands	Note	Product development costs	Computer software	Trade name	Customer relationship	Total

At February 28, 2022
Beginning balance		53,644	5,695	–	–	59,339
Acquisition of subsidiary	28	–	6,218	782	6,385	13,385
Additions		40,787	3,029	–	–	43,816
Amortization		(34,288)	(3,596)	(130)	(1,064)	(39,078)
Translation adjustments		(406)	(25)	–	–	(431)
Ending balance		59,737	11,321	652	5,321	77,031

At February 28, 2021
Beginning balance		37,067	3,672	–	–	40,739
Additions		40,977	4,653	–	–	45,630
Amortization		(22,986)	(2,870)	–	–	(25,856)
Translation adjustments		(1,414)	240	–	–	(1,174)
Ending balance		53,644	5,695	–	–	59,339